ASSET RETIREMENT OBLIGATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Reconciliation of Asset Retirement Obligation

The following table is a reconciliation of the ARO (in thousands):

	June 30, 2014	December 31, 2013
Asset retirement obligation, beginning balance	$9,513	$7,665
Liabilities added from acquisitions	79	1,088
Liabilities added from drilling	27	244
Settlements	—	(3)
Accretion expense	300	519

Asset retirement obligation, ending balance	$9,919	$9,513

The following table is a reconciliation of the ARO (in thousands):

	December 31,
	2013	2012
Asset retirement obligation, beginning balance	$7,665	$7,052
Liabilities added from acquisitions	1,088	—
Liabilities added from drilling	244	162
Settlements	(3)	(8)
Accretion expense	519	459

Asset retirement obligation, ending balance	$9,513	$7,665